Stock-Based Compensation - Narrative (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 10, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 13, 2017	Jun. 12, 2017	May 17, 2016	Sep. 17, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised				$ 0	$ 1,932,799
Fair value of shares vested		$ 971,488	$ 1,526,211	3,992,127	$ 6,261,655
Tax benefits recognized for stock-based compensation				$ 0
Restricted stock issued during period (in shares)				62,116	0
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in USD per share)				$ 6.72	$ 43.20
Unrecognized compensation cost		$ 2,662,066	$ 5,677,247	$ 2,915,970	$ 8,211,896
Weighted-average remaining vesting period for recognition		1 year 9 months 18 days	2 years 7 months 6 days	2 years	2 years 9 months 18 days
Options outstanding, weighted average contractual life		8 years 1 month 6 days		7 years 1 month 6 days	7 years 8 months 12 days	7 years 9 months 18 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining vesting period for recognition		2 years 9 months 18 days	3 years 3 months 19 days	2 years 10 months 25 days	1 day
Share-based compensation cost not yet recognized		$ 602,134	$ 1,603,214	$ 689,365	$ 4,430
Equity instruments other than options, aggregate intrinsic value, vested		266,461		647,885	293,781
Equity instruments other than options, vested in period, fair value		$ 1,070,914	$ 1,091,580	$ 1,291,878	$ 405,550
Granted (in USD per share)			$ 2.05	$ 19.08	$ 48.72
RSUs Granted (in shares)		0		187,437	33,500
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options, vested in period, fair value				$ 596,314
Granted (in USD per share)				$ 9.60
Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares under the plan (in shares)	416,667						791,667	625,000	625,000	208,333
Additional shares authorized (in shares)	208,334
Number of remaining shares available for issuance (in shares)		28,247		286,399